IFRS 7 - Disclosure - Market Risk - Summary of Market Risks by Type of Risks (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Market Risk [line items]
Total VaR (one-day measure)	$ 13.3	$ 6.8
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.3	8.5
Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.0	1.5
Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.7	3.4
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.0	2.9
Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.4	3.9
Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.0	1.9
Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(12.1)	(15.3)
High risk [member]
Market Risk [line items]
Total VaR (one-day measure)	22.0	10.8
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.6	10.1
High risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	12.2	2.0
High risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	13.5	10.4
High risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.0	4.3
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.9	5.0
High risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.9	2.4
Low risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.8	3.6
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.5	2.8
Low risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.3	0.9
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.5	1.7
Low risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.4	0.6
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.1	1.1
Low risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.5	1.3
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.5	5.7
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.1	5.2
Average risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.4	1.3
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.8	3.1
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.8	2.1
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.1	2.4
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.5	1.7
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (14.2)	$ (10.1)